Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NORTHWESTERN MUTUAL SERIES FUND INC
Entity Central Index Key	0000742212
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000259889
Shareholder Report [Line Items]
Fund Name	ACTIVE/PASSIVE AGGRESSIVE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Active/Passive Aggressive Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Aggressive Portfolio	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 87,104,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$87,104 # of Portfolio Holdings (Derivatives not included, if applicable)26 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.7%
Commodities	0.8%
Fixed Income	17.4%
Foreign Equity	26.8%
Domestic Equity	51.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
iShares Core S&P 500 ETF	10.3%
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	8.9%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	7.5%
iShares Core MSCI EAFE ETF	6.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	6.3%
iShares Core U.S. Aggregate Bond ETF	5.4%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	4.5%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4.5%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	4.5%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	4.3%

C000259890
Shareholder Report [Line Items]
Fund Name	ACTIVE/PASSIVE VERY AGGRESSIVE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Active/Passive Very Aggressive Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Very Aggressive Portfolio	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 97,128,000
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$97,128 # of Portfolio Holdings (Derivatives not included, if applicable)22 Portfolio Turnover Rate29%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.7%
Commodities	0.6%
Foreign Equity	33.8%
Domestic Equity	61.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
iShares Core S&P 500 ETF	12.8%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	9.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.7%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	7.0%
iShares Core MSCI EAFE ETF	7.0%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	5.4%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	5.2%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	5.2%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	5.2%
Invesco S&P 500 Equal Weight ETF	5.2%

C000259888
Shareholder Report [Line Items]
Fund Name	ACTIVE/PASSIVE CONSERVATIVE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Active/Passive Conservative Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Conservative Portfolio	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 34,233,000
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$34,233 # of Portfolio Holdings (Derivatives not included, if applicable)25 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.5%
Commodities	0.4%
Foreign Equity	8.2%
Domestic Equity	16.7%
Fixed Income	71.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	29.2%
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	24.0%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	10.5%
State Street SPDR Portfolio Long Term Treasury ETF	4.9%
iShares Core S&P 500 ETF	2.7%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	2.5%
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio	2.5%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	2.5%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	1.6%
State Street SPDR Dow Jones REIT ETF	1.5%

C000000079
Shareholder Report [Line Items]
Fund Name	ACTIVE/PASSIVE MODERATE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Active/Passive Moderate Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Moderate Portfolio	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 319,768,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$319,768 # of Portfolio Holdings (Derivatives not included, if applicable)27 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.9%
Commodities	0.5%
Foreign Equity	19.8%
Fixed Income	32.4%
Domestic Equity	43.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	17.9%
iShares Core S&P 500 ETF	9.3%
iShares Core U.S. Aggregate Bond ETF	6.7%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	6.2%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	5.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.6%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	3.8%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	3.8%
Invesco S&P 500 Equal Weight ETF	3.7%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	3.7%

C000000080
Shareholder Report [Line Items]
Fund Name	ACTIVE/PASSIVE BALANCED PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Active/Passive Balanced Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Balanced Portfolio	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 2,023,029,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$2,023,029 # of Portfolio Holdings (Derivatives not included, if applicable)27 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.5%
Commodities	0.5%
Foreign Equity	14.1%
Domestic Equity	30.1%
Fixed Income	51.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	24.9%
iShares Core U.S. Aggregate Bond ETF	13.1%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	7.5%
iShares Core S&P 500 ETF	5.1%
State Street SPDR Portfolio Long Term Treasury ETF	4.8%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	4.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	3.3%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	3.2%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.1%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	2.6%

C000000076
Shareholder Report [Line Items]
Fund Name	DOMESTIC EQUITY PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domestic Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Domestic Equity Portfolio	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 1,260,830,000
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,260,830 # of Portfolio Holdings (Derivatives not included, if applicable)67 Portfolio Turnover Rate28%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	1.0%
Communication Services	0.9%
Real Estate	1.9%
Utilities	3.8%
Materials	5.2%
Energy	5.8%
Consumer Staples	8.4%
Consumer Discretionary	8.6%
Industrials	11.7%
Health Care	14.4%
Financials	18.2%
Information Technology	20.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
Apple, Inc.	6.3%
Microsoft Corp.	5.7%
Citigroup, Inc.	3.9%
Amazon.com, Inc.	3.8%
Cisco Systems, Inc.	2.8%
AbbVie, Inc.	2.6%
Exxon Mobil Corp.	2.6%
Philip Morris International, Inc.	2.4%
The Coca-Cola Co.	2.3%
Advanced Micro Devices, Inc.	2.2%

C000050280
Shareholder Report [Line Items]
Fund Name	EMERGING MARKETS EQUITY PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Portfolio	$44	0.77%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.77%
AssetsNet	$ 1,543,063,000
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,543,063 # of Portfolio Holdings (Derivatives not included, if applicable)71 Portfolio Turnover Rate29%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	1.1%
Real Estate	1.8%
Utilities	1.9%
Energy	2.1%
Consumer Staples	2.3%
Health Care	2.3%
Materials	4.5%
Consumer Discretionary	4.8%
Communication Services	6.8%
Industrials	10.1%
Financials	16.6%
Information Technology	45.7%

Investments by Country of Risk (% of net assets)

Table Summary
Value	Value
Other	22.1%
India	10.4%
China	19.1%
Taiwan	22.5%
South Korea	24.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
Samsung Electronics Co., Ltd., Various	10.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
SK Hynix, Inc.	8.7%
MediaTek, Inc.	4.4%
Tencent Holdings, Ltd.	4.2%
Grupo Mexico SAB de CV	3.2%
HDFC Bank, Ltd.	3.1%
NAURA Technology Group Co., Ltd. - Class A	2.9%
Contemporary Amperex Technology Co., Ltd. - Class A	2.4%
Chroma ATE, Inc.	2.4%

C000000077
Shareholder Report [Line Items]
Fund Name	EQUITY INCOME PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equity Income Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 826,555,000
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$826,555 # of Portfolio Holdings (Derivatives not included, if applicable)117 Portfolio Turnover Rate22%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.3%
Communication Services	2.6%
Materials	3.0%
Real Estate	3.0%
Utilities	5.7%
Consumer Staples	6.6%
Consumer Discretionary	7.4%
Energy	8.4%
Health Care	13.0%
Industrials	13.8%
Information Technology	16.7%
Financials	19.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
Amazon.com, Inc.	5.4%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
The Southern Co., Various	2.2%
MetLife, Inc.	2.0%
Intel Corp.	2.0%
Citigroup, Inc.	1.8%
QUALCOMM, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
TotalEnergies SE, Various	1.7%

C000000090
Shareholder Report [Line Items]
Fund Name	FOCUSED APPRECIATION PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Focused Appreciation Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focused Appreciation Portfolio	$29	0.60%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
AssetsNet	$ 1,434,485,000
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,434,485 # of Portfolio Holdings (Derivatives not included, if applicable)34 Portfolio Turnover Rate2%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	2.2%
Consumer Staples	3.8%
Financials	7.4%
Industrials	7.5%
Health Care	11.5%
Consumer Discretionary	17.3%
Communication Services	23.3%
Information Technology	27.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
NVIDIA Corp.	12.6%
Alphabet, Inc., Various	10.6%
Tesla, Inc.	8.4%
Meta Platforms, Inc. - Class A	6.4%
Amazon.com, Inc.	5.9%
Visa, Inc. - Class A	4.9%
The Boeing Co.	4.8%
Microsoft Corp.	4.5%
Netflix, Inc.	4.2%
Monster Beverage Corp.	3.7%

C000000083
Shareholder Report [Line Items]
Fund Name	GOVERNMENT MONEY MARKET PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Money Market Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 482,500,000
Holdings Count | Holding	168
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$482,500 # of Portfolio Holdings (Derivatives not included, if applicable)168
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	-1.0%
Repurchase Agreements	37.7%
US Government & Agencies	63.3%

C000000091
Shareholder Report [Line Items]
Fund Name	GROWTH STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Portfolio	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,455,300,000
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,455,300 # of Portfolio Holdings (Derivatives not included, if applicable)61 Portfolio Turnover Rate14%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.6%
Materials	0.4%
Utilities	0.4%
Industrials	5.1%
Health Care	6.0%
Financials	7.2%
Consumer Discretionary	12.5%
Communication Services	15.1%
Information Technology	52.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
NVIDIA Corp.	17.3%
Alphabet, Inc., Various	8.4%
Broadcom, Inc.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc. - Class A	4.3%
Samsung Electronics Co., Ltd., GDR	4.2%
Amazon.com, Inc.	3.9%
Eli Lilly & Co.	3.3%
Carvana Co.	3.2%

C000000081
Shareholder Report [Line Items]
Fund Name	HIGH YIELD BOND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Portfolio	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 710,571,000
Holdings Count | Holding	509
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$710,571 # of Portfolio Holdings (Derivatives not included, if applicable)509 Portfolio Turnover Rate17%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.5%
Communication Services	0.0%
Diversified	0.3%
Utilities	2.7%
Basic Materials	4.1%
Energy	10.8%
Technology	11.1%
Industrial	11.4%
Communications	11.7%
Financial	11.9%
Consumer, Non-Cyclical	15.1%
Consumer, Cyclical	17.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
CCO Holdings LLC / CCO Holdings Capital Corp., Various	2.0%
TransDigm, Inc., Various	1.7%
HUB International, Ltd., Various	1.6%
Venture Global Plaquemines LNG LLC, Various	1.2%
Cloud Software Group, Inc., Various	1.2%
NRG Energy, Inc., Various	1.1%
Ford Motor Credit Co. LLC, Various	1.1%
Ardonagh Group Finance, Ltd., 8.875%, 2/15/32	1.0%
1011778 BC ULC / New Red Finance, Inc., Various	1.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp., Various	1.0%

C000000089
Shareholder Report [Line Items]
Fund Name	INDEX 400 STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Index 400 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 400 Stock Portfolio	$13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
AssetsNet	$ 1,703,294,000
Holdings Count | Holding	402
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,703,294 # of Portfolio Holdings (Derivatives not included, if applicable)402 Portfolio Turnover Rate8%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.8%
Communication Services	1.5%
Utilities	3.0%
Consumer Staples	3.1%
Energy	4.3%
Materials	6.3%
Real Estate	6.6%
Health Care	8.6%
Consumer Discretionary	10.5%
Financials	14.6%
Information Technology	15.3%
Industrials	25.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
Twilio, Inc.	0.9%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
Entegris, Inc.	0.7%
nVent Electric PLC	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

C000000078
Shareholder Report [Line Items]
Fund Name	INDEX 500 STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Index 500 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Stock Portfolio	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 8,146,936,000
Holdings Count | Holding	504
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$8,146,936 # of Portfolio Holdings (Derivatives not included, if applicable)504 Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.5%
Real Estate	1.8%
Materials	1.8%
Utilities	2.2%
Energy	3.0%
Consumer Staples	4.5%
Health Care	8.9%
Industrials	8.9%
Consumer Discretionary	9.3%
Communication Services	9.6%
Financials	11.7%
Information Technology	37.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Alphabet, Inc., Various	5.8%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.8%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.9%
Tesla, Inc.	1.8%
Eli Lilly & Co.	1.5%

C000050279
Shareholder Report [Line Items]
Fund Name	INDEX 600 STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Index 600 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 600 Stock Portfolio	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 618,483,000
Holdings Count | Holding	605
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$618,483 # of Portfolio Holdings (Derivatives not included, if applicable)605 Portfolio Turnover Rate14%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.4%
Utilities	2.0%
Consumer Staples	3.3%
Communication Services	3.5%
Materials	4.3%
Energy	4.9%
Real Estate	6.3%
Health Care	12.2%
Consumer Discretionary	13.8%
Information Technology	14.2%
Industrials	17.0%
Financials	18.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
FormFactor, Inc.	0.7%
ViaSat, Inc.	0.7%
Molina Healthcare, Inc.	0.6%
Argan, Inc.	0.6%
BrightSpring Health Services	0.6%
Element Solutions, Inc.	0.6%
MaxLinear, Inc.	0.6%
Krystal Biotech, Inc.	0.5%
ESCO Technologies, Inc.	0.5%
Match Group, Inc.	0.5%

C000050276
Shareholder Report [Line Items]
Fund Name	INFLATION MANAGED PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inflation Managed Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Managed Portfolio	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 424,305,000
Holdings Count | Holding	206
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$424,305 # of Portfolio Holdings (Derivatives not included, if applicable)206 Portfolio Turnover Rate64%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.1%
Municipal Bonds	0.3%
Corporate Bonds	19.4%
Structured Products	26.6%
Governments	50.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
US Treasury Inflation Index Bond, Various	50.5%
Federal Home Loan Mortgage Corp., Various	2.2%
Government National Mortgage Association, 5%, 8/20/53	1.2%
Capital One Financial Corp., Various	1.0%
Federal National Mortgage Association, 5.5%, 12/1/55	0.9%
Fastnet Funding Co. LLC	0.9%
Aquitaine Funding Co. LLC	0.9%
Oracle Corp., Various	0.8%
The Goldman Sachs Group, Inc., Various	0.8%
Santander Mortgage Asset Receivables Trust, Series 2026-NQM4, Class A1, 5.49%, 5/25/66	0.6%

C000000087
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL EQUITY PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Portfolio	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 2,553,628,000
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$2,553,628 # of Portfolio Holdings (Derivatives not included, if applicable)88 Portfolio Turnover Rate9%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	1.1%
Utilities	0.4%
Real Estate	1.0%
Energy	4.6%
Communication Services	4.6%
Consumer Staples	6.1%
Materials	6.2%
Consumer Discretionary	7.9%
Industrials	11.8%
Health Care	12.8%
Information Technology	16.6%
Financials	26.9%

Investments by Country of Risk (% of net assets)

Table Summary
Value	Value
Other	33.9%
Switzerland	5.1%
South Korea	5.5%
France	7.0%
Japan	7.7%
Germany	9.4%
United Kingdom	12.4%
United States	17.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	4.8%
BNP Paribas SA	3.6%
Johnson Controls International PLC	3.5%
Infineon Technologies AG	3.0%
SK Hynix, Inc.	2.9%
Banco Santander SA	2.9%
Barclays PLC	2.7%
GSK PLC	2.4%
UBS Group AG	2.4%
Itau Unibanco Holding SA	2.3%

C000000086
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL GROWTH PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Portfolio	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 1,249,121,000
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,249,121 # of Portfolio Holdings (Derivatives not included, if applicable)59 Portfolio Turnover Rate33%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	1.5%
Consumer Staples	0.9%
Health Care	3.0%
Consumer Discretionary	6.2%
Financials	7.2%
Materials	11.1%
Information Technology	27.9%
Industrials	42.2%

Investments by Country of Risk (% of net assets)

Table Summary
Value	Value
Other	9.0%
Taiwan	5.0%
Switzerland	6.6%
Sweden	9.6%
France	9.9%
United Kingdom	11.8%
Netherlands	12.6%
Japan	15.3%
United States	18.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
ASML Holding NV	11.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
GE Vernova, Inc.	4.1%
Schneider Electric SE	3.7%
Rolls-Royce Holdings PLC	3.6%
Safran SA	3.2%
Airbus SE	3.1%
Advantest Corp.	3.0%
BAE Systems PLC	2.8%
ABB, Ltd.	2.8%

C000050277
Shareholder Report [Line Items]
Fund Name	LARGE CAP BLEND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Blend Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Blend Portfolio	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 176,093,000
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$176,093 # of Portfolio Holdings (Derivatives not included, if applicable)64 Portfolio Turnover Rate30%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	1.3%
Real Estate	0.7%
Materials	0.8%
Consumer Staples	2.4%
Energy	3.0%
Utilities	4.1%
Industrials	6.8%
Health Care	8.2%
Consumer Discretionary	11.2%
Communication Services	11.6%
Financials	14.8%
Information Technology	35.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
NVIDIA Corp.	7.9%
Alphabet, Inc. - Class A	6.8%
Apple, Inc.	5.7%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.0%
Microsoft Corp.	3.3%
Micron Technology, Inc.	3.2%
Mastercard, Inc. - Class A	2.9%
Wells Fargo & Co.	2.5%
American Express Co.	2.4%

C000000075
Shareholder Report [Line Items]
Fund Name	LARGE CAP CORE STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Core Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Core Stock Portfolio	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 861,383,000
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$861,383 # of Portfolio Holdings (Derivatives not included, if applicable)150 Portfolio Turnover Rate47%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.2%
Real Estate	0.9%
Materials	1.9%
Utilities	2.8%
Energy	3.9%
Consumer Staples	5.7%
Communication Services	7.8%
Industrials	8.1%
Health Care	9.5%
Consumer Discretionary	11.3%
Financials	11.8%
Information Technology	36.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	5.3%
Alphabet, Inc. - Class A	5.2%
Amazon.com, Inc.	5.0%
Microsoft Corp.	4.3%
Broadcom, Inc.	3.6%
Micron Technology, Inc.	2.6%
Advanced Micro Devices, Inc.	2.2%
The Goldman Sachs Group, Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.9%

C000050275
Shareholder Report [Line Items]
Fund Name	LARGE COMPANY VALUE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Company Value Portfolio	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 179,133,000
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$179,133 # of Portfolio Holdings (Derivatives not included, if applicable)49 Portfolio Turnover Rate40%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	1.8%
Communication Services	1.0%
Consumer Discretionary	4.4%
Utilities	5.1%
Materials	5.3%
Energy	7.9%
Industrials	11.8%
Information Technology	12.1%
Consumer Staples	12.3%
Health Care	16.2%
Financials	22.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
Marsh & McLennan Cos., Inc.	4.0%
Microsoft Corp.	3.7%
Duke Energy Corp.	3.5%
Berkshire Hathaway, Inc. - Class B	3.4%
Johnson & Johnson	3.2%
Amazon.com, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Becton Dickinson and Co.	3.2%
Enterprise Products Partners LP	2.7%
BlackRock, Inc.	2.7%

C000050282
Shareholder Report [Line Items]
Fund Name	LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Long-Term U.S. Government Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long-Term U.S. Government Bond Portfolio	$122	2.46%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.46%
AssetsNet	$ 121,305,000
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$121,305 # of Portfolio Holdings (Derivatives not included, if applicable)111 Portfolio Turnover Rate3%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	-51.6%
Corporate Bonds	0.5%
Structured Products	19.3%
Governments	131.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
US Treasury Bond, Various	119.5%
Uniform Mortgage Backed Security TBA, Various	9.8%
US Treasury Inflation Index Bond, Various	6.3%
US Treasury Note, Various	4.6%
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3%, 8/15/32	1.7%
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4%, 9/15/44	1.3%
Federal Home Loan Mortgage Corp., 4.5%, 5/1/54	1.2%
Federal Home Loan Mortgage Corp., Series 4398, Class ZX, 4%, 9/15/54	0.7%
US Treasury Bond Strip Coupon, Various	0.6%
Federal National Mortgage Association, Series 2016-61, Class ML, 3%, 9/25/46	0.6%

C000000085
Shareholder Report [Line Items]
Fund Name	MID CAP GROWTH STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Stock Portfolio	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,109,768,000
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,109,768 # of Portfolio Holdings (Derivatives not included, if applicable)112 Portfolio Turnover Rate57%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.7%
Materials	0.5%
Real Estate	0.6%
Utilities	1.2%
Communication Services	1.9%
Consumer Staples	2.4%
Energy	3.3%
Financials	6.7%
Consumer Discretionary	11.3%
Health Care	14.3%
Industrials	23.6%
Information Technology	33.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
Datadog, Inc. - Class A	3.0%
Snowflake, Inc.	3.0%
Comfort Systems USA, Inc.	2.8%
Astera Labs, Inc.	2.4%
Robinhood Markets, Inc. - Class A	2.2%
Teradyne, Inc.	2.1%
Lumentum Holdings, Inc.	2.1%
Fastenal Co.	2.0%
Rocket Lab Corp.	2.0%
Chipotle Mexican Grill, Inc.	1.9%

C000000088
Shareholder Report [Line Items]
Fund Name	MID CAP VALUE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Portfolio	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
AssetsNet	$ 709,763,000
Holdings Count | Holding	120
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$709,763 # of Portfolio Holdings (Derivatives not included, if applicable)120 Portfolio Turnover Rate39%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	2.9%
Communication Services	0.6%
Consumer Discretionary	4.3%
Materials	4.3%
Consumer Staples	6.0%
Real Estate	6.5%
Energy	7.0%
Information Technology	9.3%
Utilities	9.7%
Health Care	14.9%
Industrials	16.1%
Financials	18.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
Kimberly-Clark Corp.	2.2%
Commerce Bancshares, Inc.	2.0%
Zimmer Biomet Holdings, Inc.	2.0%
Henry Schein, Inc.	2.0%
Labcorp Holdings, Inc.	1.8%
Evergy, Inc.	1.6%
Packaging Corp. of America	1.6%
Xcel Energy, Inc.	1.6%
Becton Dickinson and Co.	1.6%
Enterprise Products Partners LP	1.6%

C000050283
Shareholder Report [Line Items]
Fund Name	MULTI-SECTOR BOND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Sector Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Sector Bond Portfolio	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,402,267,000
Holdings Count | Holding	1,031
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,402,267 # of Portfolio Holdings (Derivatives not included, if applicable)1,031 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	-2.5%
Warrants	0.0%
Convertible Corporate Bonds	0.0%
Common Stocks	0.1%
Municipal Bonds	0.1%
Bank Loan Obligations	4.5%
Governments	25.6%
Structured Products	33.5%
Corporate Bonds	38.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
Uniform Mortgage Backed Security TBA, Various	9.5%
Citigroup Global Markets, Inc. Repurchase Agreement, 3.69%, 7/1/26	3.5%
US Treasury Bond, Various	3.3%
Canadian Imperial Bank of Commerce Repurchase Agreement, 2.24%, 7/2/26	2.0%
Saudi Government International Bond, Various	1.9%
Republic of South Africa Government International Bond, Various	1.5%
Colombian TES, Various	1.4%
United Mexican States, Various	1.4%
Abu Dhabi Government International Bond, Various	1.3%
Petroleos Mexicanos, Various	1.3%

C000050278
Shareholder Report [Line Items]
Fund Name	RESEARCH INTERNATIONAL CORE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Research International Core Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Research International Core Portfolio	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,061,065,000
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,061,065 # of Portfolio Holdings (Derivatives not included, if applicable)116 Portfolio Turnover Rate13%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	1.9%
Utilities	2.6%
Communication Services	3.5%
Energy	4.1%
Consumer Staples	5.0%
Consumer Discretionary	7.2%
Materials	8.1%
Health Care	10.5%
Information Technology	13.4%
Industrials	17.2%
Financials	26.5%

Investments by Country of Risk (% of net assets)

Table Summary
Value	Value
Other	28.2%
Germany	5.3%
Netherlands	5.8%
France	8.4%
United Kingdom	12.7%
United States	14.2%
Japan	23.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
Mizuho Financial Group, Inc.	3.0%
Schneider Electric SE	2.8%
Tokyo Electron, Ltd.	2.7%
ASML Holding NV	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.2%
Novartis AG	2.1%
Hitachi, Ltd.	2.1%
TotalEnergies SE	1.9%
AstraZeneca PLC	1.8%
Linde PLC	1.8%

C000000082
Shareholder Report [Line Items]
Fund Name	SELECT BOND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Select Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Portfolio	$15	0.31%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
AssetsNet	$ 2,881,962,000
Holdings Count | Holding	956
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$2,881,962 # of Portfolio Holdings (Derivatives not included, if applicable)956 Portfolio Turnover Rate145%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	-1.4%
Municipal Bonds	0.1%
Corporate Bonds	27.4%
Governments	30.2%
Structured Products	43.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
US Treasury Note, Various	18.3%
Federal National Mortgage Association, Various	13.8%
US Treasury Bond, Various	11.2%
Federal Home Loan Mortgage Corp., Various	7.7%
Government National Mortgage Association, Various	5.0%
The Goldman Sachs Group, Inc., Various	1.5%
Uniform Mortgage Backed Security TBA, Various	1.3%
Morgan Stanley, Various	1.1%
Honeywell Aerospace, Inc., Various	0.7%
Government National Mortgage Association, Series 2025-1, Class GC, 3.5%, 10/20/51	0.7%

C000050281
Shareholder Report [Line Items]
Fund Name	SHORT-TERM BOND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short-Term Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Portfolio	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 401,024,000
Holdings Count | Holding	910
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$401,024 # of Portfolio Holdings (Derivatives not included, if applicable)910 Portfolio Turnover Rate65%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.1%
Governments	23.1%
Structured Products	34.6%
Corporate Bonds	39.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
US Treasury Note, Various	22.5%
Federal National Mortgage Association, Various	3.4%
Federal Home Loan Mortgage Corp., Various	2.4%
Keurig Dr. Pepper, Inc., Various	0.9%
Volkswagen Group of America Finance LLC, Various	0.7%
The Goldman Sachs Group, Inc., Various	0.7%
HCA, Inc., Various	0.7%
SBA Tower Trust, Various	0.6%
Crown Castle, Inc., Various	0.6%
Hyundai Capital America, Various	0.6%

C000000074
Shareholder Report [Line Items]
Fund Name	SMALL CAP GROWTH STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Stock Portfolio	$31	0.55%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.55%
AssetsNet	$ 899,076,000
Holdings Count | Holding	186
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$899,076 # of Portfolio Holdings (Derivatives not included, if applicable)186 Portfolio Turnover Rate54%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.3%
Investment Companies	0.3%
Utilities	0.6%
Communication Services	1.4%
Real Estate	1.5%
Consumer Staples	3.1%
Energy	3.5%
Materials	3.6%
Consumer Discretionary	7.9%
Financials	8.2%
Industrials	19.9%
Information Technology	21.2%
Health Care	28.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
FirstCash Holdings, Inc.	1.3%
Moog, Inc. - Class A	1.2%
MKS, Inc.	1.1%
Marex Group PLC	1.1%
Dave, Inc. - Class A	1.0%
Dorman Products, Inc.	1.0%
Alignment Healthcare, Inc.	1.0%
Ensign Group, Inc.	1.0%
Casella Waste Systems, Inc. - Class A	1.0%
MYR Group, Inc.	1.0%

C000000084
Shareholder Report [Line Items]
Fund Name	SMALL CAP VALUE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Portfolio	$48	0.86%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.86%
AssetsNet	$ 656,351,000
Holdings Count | Holding	208
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$656,351 # of Portfolio Holdings (Derivatives not included, if applicable)208 Portfolio Turnover Rate30%
Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	2.7%
Consumer Staples	1.9%
Communication Services	2.4%
Materials	4.9%
Utilities	5.2%
Energy	6.7%
Information Technology	7.1%
Real Estate	8.8%
Consumer Discretionary	10.1%
Health Care	10.9%
Industrials	13.1%
Financials	26.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Table Summary
Pinnacle Financial Partners, Inc.	2.4%
Columbia Banking System, Inc.	1.8%
Curbline Properties Corp.	1.5%
PennyMac Financial Services, Inc.	1.2%
CareTrust REIT, Inc.	1.2%
Hut 8 Corp.	1.2%
Cytokinetics, Inc.	1.1%
Vishay Intertechnology, Inc.	1.0%
HA Sustainable Infrastructure Capital, Inc.	1.0%
Arcosa, Inc.	1.0%